Loans at amortized cost	12 Months Ended
Dec. 31, 2020
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost and other assets

12.	Loans at amortized cost and other assets

(a)	Loans at amortized cost for configuration by customer as of December 31, 2019 and 2020 are as follows:

	2019		2020
Household loans	~~W~~	134,423,473	146,789,916
Corporate loans		161,029,877	179,011,251
Public and other loans		3,311,735	3,734,629
Loans to banks		2,633,532	5,492,400
Credit card receivables		24,024,491	23,759,422

		325,423,108	358,787,618

Discount		(27,824)	(21,948)
Deferred loan origination costs		534,530	516,815

		325,929,814	359,282,485
Less: Allowance for credit loss		(2,684,835)	(3,060,966)

	~~W~~	323,244,979	356,221,519

(b)	Changes in carrying value of loans at amortized cost and other assets as of December 31, 2019 and 2020 are as follows:

i)	Loans at amortized cost

	2019
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	114,279,870	6,820,058	348,722	129,468,766	21,782,590	919,381	18,155,156	3,830,509	413,175	5,695,187	605,440	15,686	302,334,540
Transfer (from) to 12 months expected credit losses		2,619,036	(2,614,416)	(4,620)	4,093,725	(4,088,373)	(5,352)	320,288	(320,129)	(159)	37,430	(37,430)	—	—
Transfer (from) to lifetime expected credit losses		(5,385,659)	5,406,091	(20,432)	(16,484,206)	16,597,346	(113,140)	(603,069)	603,280	(211)	(210,161)	210,333	(172)	—
Transfer (from) to credit- impaired financial assets		(627,950)	(43,168)	671,118	(1,088,270)	(76,177)	1,164,447	(36,483)	(22,473)	58,956	(39,844)	—	39,844	—
Net increase and decrease (*1)		13,234,263	(1,700,287)	(222,961)	19,326,283	(9,567,098)	(443,468)	1,583,714	33,389	305,336	(315,219)	(148,875)	(11,979)	22,073,098
Charge off		—	—	(257,742)	—	—	(259,400)	—	—	(332,862)	—	—	(8,718)	(858,722)
Disposal		—	(5,122)	(108,624)	(117,453)	(3,806)	(283,747)	—	—	—	—	—	(18,398)	(537,150)
Business combination		2,466,991	7,752	10,431	392,828	17,180	22,866	—	—	—	—	—	—	2,918,048

Ending balance	~~W~~	126,586,551	7,870,908	415,892	135,591,673	24,661,662	1,001,587	19,419,606	4,124,576	444,235	5,167,393	629,468	16,263	325,929,814

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~10,155,562 million, which is written off as of December 31, 2019.

ii)	Other financial assets

	2019
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	31,508,694	99,461	32,003	31,640,158
Transfer (from) to 12 month expected credit losses		12,685	(12,675)	(10)	—
Transfer (from) to lifetime expected credit losses		(253,546)	253,575	(29)	—
Transfer (from) to credit- impaired financial assets		(3,124)	(5,324)	8,448	—
Net increase and decrease (*2)		10,746,289	(230,014)	25,245	10,541,520
Charge off		—	—	(29,456)	(29,456)
Disposal (*3)		(182,212)	(3)	(1,062)	(183,277)
Business combination		1,416,216	1,497	10,826	1,428,539

Ending balance	~~W~~	43,245,002	106,517	45,965	43,397,484

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*3)	Included the disposal amount of financial instruments for the purpose of collecting loans for credit concentration risk management of non-current assets, which recognized gains of ~~W~~13,317 million.

i)	Loans at amortized cost

	2020
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	126,586,551	7,870,908	415,892	135,591,673	24,661,662	1,001,587	19,419,606	4,124,576	444,235	5,167,393	629,468	16,263	325,929,814
Transfer (from) to 12 months expected credit losses		2,891,847	(2,885,809)	(6,038)	6,009,242	(6,006,226)	(3,016)	351,253	(350,651)	(602)	15,976	(15,976)	—	—
Transfer (from) to lifetime expected credit losses		(3,916,612)	3,944,714	(28,102)	(9,015,428)	9,027,416	(11,988)	(571,971)	572,291	(320)	(85,337)	85,337	—	—
Transfer (from) to credit- impaired financial assets		(189,681)	(157,637)	347,318	(195,863)	(441,969)	637,832	(114,388)	(191,777)	306,165	(3,964)	(37)	4,001	—
Net increase and decrease (*1)		13,457,675	(556,142)	81,131	20,679,401	(1,030,466)	15,944	(115,242)	(202,750)	290,907	3,311,105	(33,596)	2,402	35,900,369
Charge off		—	—	(254,723)	—	—	(317,514)	—	—	(572,008)	—	—	(2,531)	(1,146,776)
Disposal		(313,150)	(897)	(89,051)	(731,001)	—	(264,913)	—	—	—	—	—	(1,910)	(1,400,922)

Ending balance	~~W~~	138,516,630	8,215,137	466,427	152,338,024	26,210,417	1,057,932	18,969,258	3,951,689	468,377	8,405,173	665,196	18,225	359,282,485

(*1)	Other changes are due to debt restructuring, debt-equity swap and changes in foreign exchange rate.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~10,436,407 million, which is written off as of December 31, 2020.

ii)	Other financial assets

	2020
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	43,245,002	106,517	45,965	43,397,484
Transfer (from) to 12 month expected credit losses		15,157	(15,123)	(34)	—
Transfer (from) to lifetime expected credit losses		(25,839)	25,848	(9)	—
Transfer (from) to credit- impaired financial assets		(1,628)	(7,342)	8,970	—
Net increase and decrease (*2)		8,633,124	(10,001)	30,490	8,653,613
Charge off		—	—	(26,814)	(26,814)
Disposal		—	—	(910)	(910)
Business combination(Note 47)		15,982	—	—	15,982

Ending balance	~~W~~	51,881,798	99,899	57,658	52,039,355

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2019 and 2020 are as follows:

i)	Loans at amortized cost

	2019
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	115,295	88,360	156,459	434,793	581,915	519,683	170,242	351,765	280,098	10,670	5,882	9,906	2,725,068
Transfer (from) to 12 months expected credit losses		18,079	(17,592)	(487)	50,720	(48,295)	(2,425)	55,815	(55,712)	(103)	757	(757)	—	—
Transfer (from) to lifetime expected credit losses		(9,411)	17,342	(7,931)	(35,790)	118,605	(82,815)	(20,607)	20,756	(149)	(159)	289	(130)	—
Transfer (from) to credit- impaired financial assets		(942)	(3,739)	4,681	(565)	(13,332)	13,897	(1,250)	(3,916)	5,166	—	—	—	—
Provision (reversal)		(7,751)	19,130	214,260	(43,230)	(31,265)	277,436	57,062	280,047	147,332	(4,067)	1,907	37	910,898
Charge off		—	—	(257,742)	—	—	(259,400)	—	—	(332,862)	—	—	(8,718)	(858,722)
Amortization of discount		—	—	(274)	—	—	(19,396)	—	—	(5,541)	—	—	—	(25,211)
Disposal		—	(241)	(21,561)	(6)	(245)	(30,436)	—	—	—	—	—	(820)	(53,309)
Collection		—	—	70,319	—	—	62,973	—	—	190,738	—	—	1,876	325,906
Others (*)		2,484	(15,353)	4,522	13,810	(76,711)	(27,910)	(87,378)	(227,692)	30,171	300	160	—	(383,597)
Business combination		15,658	3,118	6,792	20	614	17,600	—	—	—	—	—	—	43,802

Ending balance	~~W~~	133,412	91,025	169,038	419,752	531,286	469,207	173,884	365,248	314,850	7,501	7,481	2,151	2,684,835

(*)	Other changes are due to debt restructuring, debt-equity swap and changes in foreign exchange rate.

ii)	Other financial assets

	2019
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	39,927	6,930	24,764	71,621
Transfer (from) to 12 months expected credit losses		458	(453)	(5)	—
Transfer (from) to lifetime expected credit losses		(231)	244	(13)	—
Transfer (from) to credit- impaired financial assets		(172)	(2,310)	2,482	—
Provision		2,822	2,667	28,456	33,945
Charge off		—	—	(29,456)	(29,456)
Collection		—	—	1,873	1,873
Others (*2)		(9,738)	9	435	(9,294)
Business combination		921	185	9,054	10,160

Ending balance	~~W~~	33,987	7,272	37,590	78,849

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to debt restructuring, debt-equity swap and changes in foreign exchange rate.

i)	Loans at amortized cost

	2020
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	133,412	91,025	169,038	419,752	531,286	469,207	173,884	365,248	314,850	7,501	7,481	2,151	2,684,835
Transfer (from) to 12 months expected credit losses		20,082	(19,487)	(595)	67,590	(66,777)	(813)	22,148	(21,591)	(557)	164	(164)	—	—
Transfer (from) to lifetime expected credit losses		(9,077)	18,772	(9,695)	(49,727)	55,512	(5,785)	(11,568)	11,834	(266)	(242)	242	—	—
Transfer (from) to credit- impaired financial assets		(3,247)	(9,010)	12,257	(1,590)	(52,383)	53,973	(901)	(2,041)	2,942	(13)	(9)	22	—
Provision (reversal)		5,253	(5,319)	199,765	149,400	211,341	265,557	103,793	210,592	137,254	4,188	2,048	6,823	1,290,695
Charge off		—	—	(254,723)	—	—	(317,514)	—	—	(572,008)	—	—	(2,531)	(1,146,776)
Amortization of discount		—	—	(5,630)	—	—	(15,151)	—	—	(7,807)	—	—	—	(28,588)
Disposal		(343)	(8)	(18,605)	(726)	—	(24,473)	—	—	—	—	—	(182)	(44,337)
Collection		—	—	85,819	—	—	63,822	—	—	200,234	—	—	134	350,009
Others (*)		2,954	10,075	20,809	(16,085)	(13,896)	(7,579)	(83,448)	(189,589)	232,048	(164)	3	—	(44,872)

Ending balance	~~W~~	149,034	86,048	198,440	568,614	665,083	481,244	203,908	374,453	306,690	11,434	9,601	6,417	3,060,966

(*)	Other changes are due to debt restructuring, debt-equity swap and changes in foreign exchange rate.

ii)	Other financial assets

	2020
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	33,987	7,272	37,590	78,849
Transfer (from) to 12 months expected credit losses		286	(273)	(13)	—
Transfer (from) to lifetime expected credit losses		(259)	264	(5)	—
Transfer (from) to credit- impaired financial assets		(256)	(1,492)	1,748	—
Provision (reversal)		(2,143)	2,650	33,278	33,785
Charge off		—	—	(26,814)	(26,814)
Disposal		(2)	—	(32)	(34)
Collection		—	—	2,166	2,166
Others (*2)		4,078	(140)	1,012	4,950

Ending balance	~~W~~	35,691	8,281	48,930	92,902

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to debt restructuring, debt-equity swap and changes in foreign exchange rate.

(d)	Changes in deferred loan origination costs for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Beginning balance	~~W~~	497,368	534,530
Loan origination		232,943	257,034
Amortization		(208,998)	(274,749)
Business combination		13,217	—

Ending balance	~~W~~	534,530	516,815